Income Taxes (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities:
Deferred gain related to equity investment in NBC joint venture		$ 0	$ 259,049,000
Property and equipment		11,816,000	12,822,000
Intangible assets		54,859,000	36,761,000
Deferred gain on debt repurchase		18,140,000	18,309,000
Noncontrolling interest		849,000	549,000
Other		7,629,000	7,476,000
Total		93,293,000	334,966,000
Deferred tax assets:
Net operating loss carryforwards		(17,707,000)	(110,169,000)
Equity investments		(2,372,000)	(1,554,000)
Other		(15,426,000)	(32,625,000)
Valuation allowance		0	18,157,000
Total		(35,505,000)	(126,191,000)
Net deferred tax liabilities		57,788,000	208,775,000
Decrease in valuation allowance		18,200,000
LIN Television
Deferred tax liabilities:
Deferred gain related to equity investment in NBC joint venture		0	259,049,000
Property and equipment		11,816,000	12,822,000
Intangible assets		54,859,000	36,761,000
Deferred gain on debt repurchase		18,140,000	18,309,000
Noncontrolling interest		849,000	549,000
Other		7,629,000	7,476,000
Total		93,293,000	334,966,000
Deferred tax assets:
Net operating loss carryforwards		(17,707,000)	(110,169,000)
Equity investments		(2,372,000)	(1,554,000)
Other		(15,426,000)	(32,625,000)
Valuation allowance		0	18,157,000
Total		(35,505,000)	(126,191,000)
Net deferred tax liabilities		57,788,000	208,775,000
Decrease in valuation allowance	$ (18,200,000)	$ 18,200,000